UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           -----------------------------------------------------

Form  13F  File  Number:  028-07476
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                     New York, NY                     9/13/2001
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           61
                                              -----------

Form  13F  Information  Table  Value  Total:  $   128,939
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
3M CO COM                      COM              88579Y101     5461   44400 SH       Sole                 0    750  43450
ABBOTT LABS COM                COM              002824100     1037   27550 SH       Sole                 0      0  27550
AMERICAN EXPRESS COMPANY       COM              025816109      775   21335 SH       Sole                 0      0  21335
AMERICAN INTERNATIONAL GROUP I COM              026874107     7091  103922 SH       Sole              5800   1148  96474
AMGEN INC                      COM              031162100      459   10950 SH       Sole              5800      0   5050
AOL TIME WARNER INC COM        COM              00184A105     2362  160600 SH       Sole             13000   2600 144800
APPLERA CORP COM APPLIED BIOSY COM              038020103      263   13500 SH       Sole                 0      0  13500
APPLERA CORP COM CELERA GENOMI COM              038020202     1691  140905 SH       Sole             15000   1950 123055
APPLIED MATERIALS INC          COM              038222105      243   12800 SH       Sole                 0      0  12800
ARMOR HOLDINGS INC             COM              042260109     3560  139600 SH       Sole                 0   1950 137050
BOEING CO COM                  COM              097023105      527   11700 SH       Sole                 0      0  11700
BRISTOL-MYERS SQUIBB CO COM    COM              110122108     1443   56156 SH       Sole                 0      0  56156
CHEVRONTEXACO CORP COM         COM              166764100      584    6596 SH       Sole                 0      0   6596
CISCO SYSTEMS INC              COM              17275R102     2128  152562 SH       Sole                 0      0 152562
CITIGROUP INC COM              COM              172967101     4987  128704 SH       Sole              8900   1300 117804
COCA-COLA COMPANY              COM              191216100     5450   97314 SH       Sole                 0   1550  95264
COMCAST CORP CL A SPL          COM              200300200     3710  155625 SH       Sole                 0   2700 152325
DEERE & COMPANY                COM              244199105      533   11118 SH       Sole                 0      0  11118
DISNEY WALT COMPANY HOLDING CO COM              254687106     5124  271108 SH       Sole                 0   3900 266108
DOW CHEM CO                    COM              260543103      230    6678 SH       Sole                 0      0   6678
DU PONT E I DE NEMOURS & COMPA COM              263534109      107    2400 SH       Sole                 0      0   2400
EMERSON ELECTRIC CO            COM              291011104      863   16126 SH       Sole              5000      0  11126
EXXON MOBIL CORP COM           COM              30231G102     5654  138164 SH       Sole                 0      0 138164
GENERAL ELECTRIC CO COM        COM              369604103     9125  314122 SH       Sole                 0   2100 311372
GENERAL MILLS INCORPORATED     COM              370334104      423    9600 SH       Sole                 0      0   9600
GENERAL MTRS CORP COM          COM              370442105     1111   20792 SH       Sole              5000      0  15692
GILLETTE COMPANY               COM              375766102     3290   97150 SH       Sole              8000   1300  87300
HISPANIC BROADCASTING CORP     COM              43357b104     2158   82700 SH       Sole                 0   1700  80550
HOME DEPOT INC COM             COM              437076102     4451  121189 SH       Sole                 0   1550 119139
HONEYWELL INTL INC             COM              438516106     4131  117260 SH       Sole             17000   2600  96460
INTEL CORP COM                 COM              458140100     3385  185290 SH       Sole              8000   2100 174290
INTL BUSINESS MACHS CORP       COM              459200101     1309   18174 SH       Sole                 0      0  18174
J P MORGAN CHASE & CO          COM              46625H100     6088  179492 SH       Sole             13000   2300 163337
JOHNSON & JOHNSON COM          COM              478160104     1763   33744 SH       Sole                 0      0  33744
LUCENT TECHNOLOGIES INC COM    COM              549463107       33   19800 SH       Sole             13000      0   6800
MCDONALDS CORP                 COM              580135101     1016   35700 SH       Sole                 0      0  35700
MEDTRONIC INC                  COM              585055106       35     810 SH       Sole                 0      0    810
MERCK & CO INC                 COM              589331107     9174  181166 SH       Sole              8500   2000 170116
MICROSOFT CORP                 COM              594918104     3876   70855 SH       Sole                 0      0  70855
NORTEL NETWORKS CORP           COM              656568102        2    1600 SH       Sole                 0      0   1600
PEPSICO INC                    COM              713448108      805   16700 SH       Sole                 0      0  16700
PFIZER INC                     COM              717081103     4926  140735 SH       Sole                 0   1050 139385
PHARMACIA CORP                 COM              71713U102      831   22200 SH       Sole              8900      0  13100
PHILIP MORRIS COS INC          COM              718154107     1533   35104 SH       Sole                 0      0  35104
PROCTER & GAMBLE CO            COM              742718109      375    4200 SH       Sole                 0      0   4200
ROYAL DUTCH PETE CO N Y REGIST COM              780257804      457    8272 SH       Sole                 0      0   8272
SBC COMMUNICATIONS INC         COM              78387G103      285    9329 SH       Sole                 0      0   9329
SCHERING-PLOUGH CORP           COM              806605101      374   15200 SH       Sole                 0      0  15200
SEALED AIR CORP NEW            COM              81211k100      572   14200 SH       Sole                 0      0  14200
SYSCO CORPORATION              COM              871829107      296   10890 SH       Sole                 0      0  10890
TEXAS INSTRUMENTS INCORPORATED COM              882508104      597   25200 SH       Sole             13000      0  12100
UNITED TECHNOLOGIES CORP DEL C COM              913017109     5653   83250 SH       Sole                 0   1350  81400
VALUE LINE INC                 COM              920437100     3316   80625 SH       Sole                 0   1200  79025
VERIZON COMMUNICATIONS COM     COM              92343V104      332    8276 SH       Sole                 0      0   8276
VIACOM INC-CL B                COM              925524308      340    7661 SH       Sole                 0      0   7661
WAL MART STORES INC            COM              931142103      612   11120 SH       Sole                 0      0  11120
WYETH                          COM              983024100      666   13000 SH       Sole                 0      0  13000
BP PLC SPONS ADR                                055622104      641   12693 SH       Sole                 0      0  12693
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      224    5200 SH       Sole                 0      0   5200
NASDAQ 100 SHARES                               631100104      209    8000 SH       Sole              8000      0      0
SEMICONDUCTOR HOLDRS TR SEMICO                  816636203      243    8000 SH       Sole              8000      0      0